RESTRUCTURING ACTIVITIES (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 12, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructring Activities [Line Items]
Research and development, net		$ 4,148	$ 4,031	$ 2,939
Sales and marketing		13,922	$ 9,842	$ 6,993
2023 Reorganization Plan [Member]
Restructring Activities [Line Items]
Workforce Percentage	15.00%
Amount of employee termination benefits and legal expenses		670
Research and development, net		175
Sales and marketing, net		70
Sales and marketing		$ 425